Restructuring and Asset Impairment Charges - Summary of Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	$ 4,683	$ 0	$ 1,013
Restructuring expenses	4,683
Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	0	(1,538)
Subscriber Contracts
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	0	2,551
Other Restructuring | Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	0	(710)
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	0
Contract termination costs | Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	0	(751)
Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	4,683	0	0
Employee severance and termination benefits | Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	$ 0	$ 0	$ (77)